Research and development expenses	12 Months Ended
Dec. 31, 2025
Disclosure Of Detailed Information Research And Development Expenses [Abstract]
Research and development expenses

3. Research and development expenses

	2025	2024	2023
	€	€	€
Clinical expenses	(67,744,537)	(55,867,694)	(30,690,293)
Personnel expenses (Note 5)	(35,755,155)	(27,767,184)	(19,132,307)
Manufacturing costs	(12,024,982)	(9,434,537)	(6,500,986)
Nonclinical expenses	(7,485,648)	(3,324,513)	(8,977,187)
License costs	(1,065,471)	(1,592,687)	—
Intellectual Property costs	(402,541)	(576,914)	(274,257)
	(124,478,334)	(98,563,529)	(65,575,030)

Development expenses are currently not capitalized but are recorded in the consolidated statements of profit or loss and other comprehensive loss because the recognition criteria for capitalization are not met.

Clinical expenses include costs of conducting and managing our sponsored clinical trials, including clinical investigator cost, costs of clinical sites, and costs for CRO’s assisting with our clinical development programs.

Manufacturing expenses include costs related to manufacturing of active pharmaceutical ingredients and manufacturing of the products used in our clinical trials and research and development activities.

Nonclinical expenses include costs of our outsourced discovery, preclinical and nonclinical development studies.

License costs comprise milestone payments associated with the development, approval and commercialization of deucrictibant, including the payment of a milestone during the fourth quarter of 2025 for the successful finalization of the Phase III study.